REVENUES BY PRODUCT (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Schedule revenues by product

	December 31,
	2021	2022	2023
	US$’000	US$’000	US$’000
Sale of sugar	135,140	154,757	116,443
Sale of rice	35,064	34,200	26,440
Sale of oils and fats	24,035	17,568	47,623
Sale of others	–	192	218
	194,239	206,717	190,724

Schedule of information by product type

	For the year ended December 31, 2023
	Sale of sugar	Sale of rice	Sale of oil and fat products	Sale of others	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
Revenue	116,443	26,440	47,623	218	190,724
Gross Profit	3,333	1,115	2,558	23	7,029

	For the year ended December 31, 2022
	Sale of sugar	Sale of rice	Sale of oil and fat products	Sale of others	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
Revenue	154,757	34,200	17,568	192	206,717
Gross Profit	9,686	2,100	1,079	12	12,877

	For the year ended December 31, 2021
	Sale of sugar	Sale of rice	Sale of oil and fat products	Sale of others	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
Revenue	135,140	35,064	24,035	–	194,239
Gross Profit	8,286	3,163	796	–	12,245

Schedule of information by geographic region

	For the year ended December 31,
	2021	2022	2023
	US$’000	US$’000	US$’000
Africa	63,231	56,863	80,637
China	13,809	16,629	17,731
Indonesia	18,971	79,645	22,502
Vietnam	75,563	28,663	9,109
Philippines	2,053	3,237	19,372
Thailand	1,771	1,980	13,119
Singapore	7,102	8,808	18,889
Other countries	11,739	10,892	9,365
Total	194,239	206,717	190,724

Schedule of revenue by timing

	For the year ended December 31, 2023
	Sale of sugar	Sale of rice	Sale of oil and fat products	Sale of others	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
Timing of revenue recognition:
Point in time	116,443	26,440	47,623	218	190,724

	For the year ended December 31, 2022
	Sale of sugar	Sale of rice	Sale of oil and fat products	Sale of others	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
Timing of revenue recognition:
Point in time	154,757	34,200	17,568	192	206,717

	For the year ended December 31, 2021
	Sale of sugar	Sale of rice	Sale of oil and fat products	Sale of others	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
Timing of revenue recognition:
Point in time	135,140	35,064	24,035	–	194,239